Unaudited Condensed Consolidated Interim Statements of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net loss for the period	£ (17,021)	£ (22,557)
Adjustments to cash flows from non-cash items
Depreciation and amortization	832	330
Depreciation on right of use assets	189	70
Finance (income)/costs	(22,434)	37
Related party finance costs		483
Share based payment transactions	7,294	16,815
Net exchange rate differences	4,694
Income tax expense/(benefit)		(4)
Adjustments to cash flows from non-cash items	(26,446)	(4,826)
Working capital adjustments
(Increase) in trade and other receivables	(1,499)	(7,654)
(Decrease)/increase in trade and other payables	(30,442)	2,160
Net cash flows used in operating activities	(58,387)	(10,320)
Cash flows from investing activities
Acquisitions of property plant and equipment	(167)	(147)
Acquisition of intangible assets	(393)	(349)
Net cash flows used in investing activities	(560)	(496)
Cash flows from financing activities
Proceeds from secured convertible notes		25,000
Proceeds from related party borrowings		2,208
Payments to lease creditors	(235)	(87)
Net cash flows (used)/generated from financing activities	(235)	27,121
Net (decrease)/increase in cash at bank	(59,182)	16,305
Cash at bank, beginning of the period	212,660	839
Effect of foreign exchange rate changes	4,074
Cash at bank, end of the period	£ 157,552	£ 17,144